Stockholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
STOCKHOLDER'S EQUITY

NOTE 8 – STOCKHOLDER’S EQUITY

Common Stock

For common shares which were issued upon conversion of the convertible debentures during the six months ended June 30, 2015 see Note 5.

During the six months ended June 30, 2015 the Company issued 1,633,047 shares of its common stock, valued at approximately $365,000 as based on the market price of the common stock on the date of settlement, as a payment of certain accounts payables.

In addition, the Company issued 206,480 of their common stock upon exercise of the warrants held by various previous owners of VII.

NOTE 17 – STOCKHOLDER’S EQUITY

Preferred Stock

In November 2011, the Company issued 6,000,000 shares of $0.001 par value Series A convertible preferred stock to the founder and a shareholder of the Company. This preferred stock can be converted to common stock at a ratio of 1 (one) share of Series A Preferred Stock to 5 (five) shares of common stock. In October 2012, 3,000,000 shares of Series A Preferred Stock were returned to the Company by the shareholder and reissued to the founder. In January 2013, the founder returned to the Company the 3,000,000 shares of Series A Preferred Stock and they were immediately cancelled. As of September 30, 2014, there are 3,000,000 shares of Series A Preferred Stock outstanding.

The Series A Preferred Stock has special voting rights when voting as a class with the Common Stock as follows: (i) the holders of Series A Preferred Stock shall have such number of votes as is determined by multiplying (a) the number of shares of Series A Preferred Stock held by such holder, (b) the number of issued and outstanding shares of the Corporation’s Series A Preferred Stock and Common Stock (collectively, the “Common Stock”) on a Fully-Diluted Basis (as hereinafter defined), as of the record date for the vote, or, if no such record date is established, as of the date such vote is taken or any written consent of stockholders is solicited, and (c) 0.00000025; and (ii) the holders of Common Stock shall have one vote per share of Common Stock held as of such date. “Fully-Diluted Basis” mean that the total number of issued and outstanding shares of the Company’s Common Stock shall be calculated to include (a) the shares of Common Stock issuable upon exercise and/or conversion of all of the following securities (collectively, “Common Stock Equivalents”): all outstanding (a) securities convertible into or exchangeable for Common Stock, whether or not then convertible or exchangeable (collectively, “Convertible Securities”), (b) subscriptions, rights, options and warrants to purchase shares of Common Stock, whether or not then exercisable (collectively, “Options”), and (c) securities convertible into or exchangeable or exercisable for Options or Convertible Securities and any such underlying Options and/or Convertible Securities.

Common Stock

On June 5, 2014 the Company entered into two separate sales agreements with an affiliate company owned by the co-founder of the Company. The first was for the sale of all of the Company’s Bio-Tech rights and claims, as consideration for which the Company received 30,000 shares of the Company’s common stock with a fair value of $604,800, as based on the market price of the common stock. The second was for the sale of all the MedVend rights and claims in exchange for 30,000 shares of the Company’s common stock, with a fair value of $604,800 as based on the market price of the common stock. These 60,000 shares of common stock received back by the Company are treated as treasury stock and can be reissued.

During January, 2014, the Company issued 485,830 shares of its common stock at the price of $5.00 per share, resulting in net cash proceeds of $2,427,859.

On December 18, 2013 the Company declared a two-for-one (2:1) forward stock split on its outstanding common stock, effectuated in the form of a common stock dividend. The stock dividend, aggregating in 14,762,875 common shares, was issued on and announced by the Financial Industry Regulatory Authority (FINRA) on February 3, 2014. Accordingly, the Company’s consolidated financial statements have been retroactively stated for all periods presented to reflect the 2:1 forward stock split.

On September 8, 2014 the Company issued 93,751 shares of common stock to two board members from a total grant of 346,875 awarded by the Compensation Committee to board members. On October 7, 2014 additional 84,374 shares were issued to the same board members.

During the fourth quarter of 2014 the Company issued 52,892 shares of its common stock, valued at $316,065 as based on the market price of the common stock, as a payment of certain accounts payables.

During 2013, the Company issued 2,115,100 shares of common stock at an average price $2.23, resulting in net cash proceeds of $4,486,541. In addition, during 2013, the Company had non-cash additions to equity from the issuances of warrants and common stock in connection with the VII acquisition of $1,285,553.

During 2012, the Company sold approximately 2,463,000 shares of common stock for proceeds of approximately $858,000. The balance of $153,250 for the remaining 74,100 shares is to be received in 2013.

On January 1, 2012, the Company issued 4,000,000 shares of the Company’s common stock as consideration for 100% of certain named subsidiaries PVMI, a related party, and for the exclusive use of patents related to PVMI’s dispensing systems. (see Note 16)